Long-Term Debt and Other Financial Liabilities, BOCL Newbuilding 1 Sale and Leaseback (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) Installment	Jun. 30, 2025 USD ($)	Mar. 09, 2026 USD ($)	Dec. 31, 2025 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Proceeds from drawdown	$ 111,950	$ 88,060
Balance outstanding	$ 298,476			$ 293,958
BOCL Newbuilding 1 Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Face amount			$ 57,750
Term of charter contract	8 years
Number of payment installments | Installment	32
Frequency of periodic payment	quarterly
Installment payment	$ 670
Purchase obligation	10,000
Proceeds from drawdown	0
Balance outstanding	$ 0